VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.7%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 2,780	$ 2,024
3.250%, 5/15/42	235	195
3.000%, 8/15/48	6,135	4,655
2.000%, 2/15/50	2,045	1,242
1.375%, 8/15/50	12,795	6,548
1.875%, 2/15/51	5,255	3,069
2.000%, 8/15/51	440	264
2.250%, 2/15/52	35	22
2.875%, 5/15/52	2,335	1,711
3.625%, 2/15/53	425	362
3.625%, 5/15/53	3,840	3,268
4.125%, 8/15/53	940	875
4.250%, 2/15/54	6,645	6,327
4.625%, 5/15/54	5,505	5,582
U.S. Treasury Note 4.000%, 2/15/34	1,010	980
Total U.S. Government Securities (Identified Cost $47,271)		37,124

Foreign Government Securities—0.6%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	24
RegS 8.250%, 10/13/24(1)(2)	40	6
RegS 7.650%, 4/21/25(1)(2)	320	49
Dominican Republic 144A 4.875%, 9/23/32(3)	820	735
Federative Republic of Brazil 6.000%, 10/20/33	620	596
Hungary Government International Bond 144A 6.250%, 9/22/32(3)	370	381
Republic of Panama 8.000%, 3/1/38	585	616
Republic of Serbia 144A 6.500%, 9/26/33(3)	235	238
Romania Government International Bond 144A 5.875%, 1/30/29(3)	495	492
United Mexican States
6.350%, 2/9/35	495	498
6.000%, 5/7/36	320	312
Total Foreign Government Securities (Identified Cost $4,238)		3,947

Mortgage-Backed Securities—9.9%
Agency—2.0%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	35	35
Pool #A62213 6.000%, 6/1/37	70	72
Pool #SD8309 6.000%, 3/1/53	3,745	3,761
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	10	10
Pool #310041 6.500%, 5/1/37	73	77
	Par Value	Value

Agency—continued
Pool #735061 6.000%, 11/1/34	$ 78	$ 80
Pool #880117 5.500%, 4/1/36	2	2
Pool #909092 6.000%, 9/1/37	5	5
Pool #909175 5.500%, 4/1/38	49	49
Pool #909220 6.000%, 8/1/38	37	37
Pool #929625 5.500%, 6/1/38	62	62
Pool #938574 5.500%, 9/1/36	47	47
Pool #972569 5.000%, 3/1/38	60	60
Pool #FS4438 5.000%, 11/1/52	1,712	1,657
Pool #FS6679 6.000%, 12/1/53	1,744	1,752
Pool #MA4785 5.000%, 10/1/52	1,549	1,500
Pool #MA4805 4.500%, 11/1/52	1,015	957
Pool #MA4980 6.000%, 4/1/53	1,796	1,805
Pool #MA5072 5.500%, 7/1/53	967	954
		12,922

Non-Agency—7.9%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(3)(4)	911	915
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	1,276	1,188
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	365	319
2022-B, A1 144A 3.500%, 3/27/62(3)(4)	1,057	993
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	329
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	514
2020-SFR2, C 144A 2.533%, 7/17/37(3)	750	722
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	746
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(3)(4)	264	246
2022-5, A1 144A 4.500%, 5/25/67(3)(4)	661	644
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	419	382
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	106	101
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	$ 720	$ 684
2022-1, A1B 144A 3.269%, 12/25/56(3)(4)	670	600
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.248%, 3/15/37(3)(4)	750	709
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	233
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.227%, 4/15/37(3)(4)	300	300
BX Commercial Mortgage Trust 2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.290%, 2/15/39(3)(4)	210	206
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	1,379	1,219
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.949%, 9/15/38(3)(4)	400	402
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	122	109
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	271	242
CHL Mortgage Pass-Through Trust 2004-6, 1A2 6.706%, 5/25/34(4)	106	102
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	685	634
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	211	204
COLT Mortgage Loan Trust
2022-5, A1 144A 4.550%, 4/25/67(3)(4)	1,243	1,232
2023-4, A1 144A 7.163%, 10/25/68(3)(4)	180	182
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(3)	965	908
2020-CBM, B 144A 3.099%, 2/10/37(3)	490	474
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	241	235
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	295	261
2020-1, A1 144A 1.832%, 3/15/50(3)	96	94
2020-3, A 144A 1.358%, 8/15/53(3)	274	258
2020-4, A 144A 1.174%, 12/15/52(3)	329	311
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	256	244
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	58	53
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	243	212
	Par Value	Value

Non-Agency—continued
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	$ 26	$ 25
2022-1, A1 144A 2.206%, 1/25/67(3)(4)	344	292
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.143%, 7/15/38(3)(4)	976	973
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	645	610
2021-SFR1, D 144A 2.189%, 8/17/38(3)	420	386
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	76	68
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(3)(4)	277	245
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.243%, 2/15/38(3)(4)	1,080	887
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	565	491
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(3)(4)	1,289	1,292
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(3)(4)	1,399	1,349
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.818%, 8/15/39(3)(4)	840	842
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	51	51
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(3)(4)	710	625
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	13	12
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	38	33
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	87	78
2017-5, A1 144A 5.518%, 10/26/48(3)(4)	42	42
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 6.210%, 4/25/46(3)(4)	1,178	1,142
MetLife Securitization Trust 2017-1A, M1 144A 3.469%, 4/25/55(3)(4)	860	755
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(3)(4)	742	728
2022-NQM2, A1 144A 4.000%, 5/25/67(3)(4)	324	308
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	360	306
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	509	454

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(3)	$ 575	$ 592
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22, AS 3.561%, 4/15/48	835	812
2015-C25, A4 3.372%, 10/15/48	590	576
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	134	125
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	80	74
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	38	35
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	783	724
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	28	26
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	416	397
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	60	57
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	660	570
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	109	100
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	364	300
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(3)(4)	574	528
OBX Trust 2024-NQM3, A1 144A 6.129%, 12/25/63(3)(4)	1,398	1,401
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.679%, 10/19/36(3)(4)	533	534
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(3)(4)	256	256
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 5.240%, 9/27/60(3)(4)	406	404
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	416
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	204	171
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	221	185
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(4)	48	46
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(3)(4)	141	118
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	31	31
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	401	396
2016-4, B1 144A 4.040%, 7/25/56(3)(4)	585	552
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	185	177
2018-2, A2 144A 3.500%, 3/25/58(3)(4)	560	527
	Par Value	Value

Non-Agency—continued
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	$ 420	$ 395
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	1,270	1,142
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	310	295
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	500	446
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	650	572
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.060%, 5/25/58(3)(4)	215	218
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	1,115	1,025
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	1,265	1,028
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	415
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	780
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	515	479
VCAT LLC
2021-NPL2, A1 144A 5.115%, 3/27/51(3)(4)	140	139
2021-NPL3, A1 144A 4.743%, 5/25/51(3)(4)	97	95
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	183	182
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(3)(4)	28	28
2022-4, A1 144A 4.474%, 4/25/67(3)(4)	365	356
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	729	681
2022-6, A1 144A 4.910%, 6/25/67(3)(4)	664	656
2022-6, A3 144A 4.910%, 6/25/67(3)(4)	478	466
2022-7, A1 144A 5.152%, 7/25/67(3)(4)	582	575
2023-8, A1 144A 6.259%, 12/25/68(3)(4)	805	807
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	86	78
2021-1R, A1 144A 1.280%, 5/25/56(3)	164	147
2022-1, A2 144A 5.850%, 8/25/57(3)(4)	356	352
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	375	367
		51,055

Total Mortgage-Backed Securities (Identified Cost $66,947)		63,977

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—4.7%
Automobiles—2.3%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(3)	$ 559	$ 562
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,056	1,037
Carvana Auto Receivables Trust
2020-P1, B 0.920%, 11/9/26	775	741
2021-N3, D 1.580%, 6/12/28	245	235
2023-N1, C 144A 5.920%, 7/10/29(3)	600	600
2023-N4, C 144A 6.590%, 2/11/30(3)	585	596
Credit Acceptance Auto Loan Trust 2022-1A, A 144A 4.600%, 6/15/32(3)	595	591
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(3)	871	866
Exeter Automobile Receivables Trust 2023-1A, B 5.720%, 4/15/27	541	540
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(3)	353	356
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(3)	542	533
2022-1A, C 144A 3.130%, 5/15/28(3)	685	659
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	188	186
2020-4, C 144A 1.280%, 2/16/27(3)	333	329
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(3)	545	531
GLS Auto Receivables Issuer Trust 2024-2A, C 144A 6.030%, 2/15/30(3)	590	594
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	710	688
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(3)	269	265
2024-2A, A2 144A 5.990%, 5/15/29(3)	480	481
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(3)	423	426
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(3)	597	598
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(3)	520	523
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(3)	700	703
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(3)	327	327
Westlake Automobile Receivables Trust
2023-1A, C 144A 5.740%, 8/15/28(3)	650	649
2024-1A, B 144A 5.550%, 11/15/27(3)	554	552
	Par Value	Value

Automobiles—continued
2024-2A, B 144A 5.620%, 3/15/30(3)	$ 715	$ 715
		14,883

Consumer Loans—0.3%
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(3)	495	501
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(3)	528	529
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(3)	705	707
		1,737

Credit Card—0.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	730	715
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	197	196
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(3)	585	586
		1,497

Other—1.9%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(3)	520	538
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(3)	423	425
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	500	517
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(3)	473	437
2020-AA, B 144A 2.790%, 7/17/46(3)	755	692
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(3)	449	451
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	417	380
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	382	362
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(3)	350	349
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(3)	139	130
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(3)	232	211
2023-2A, A 144A 6.530%, 6/15/49(3)	399	405
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(3)	883	823
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(3)	516	496
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	110	109
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(3)	430	434

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(3)	$ 332	$ 333
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	289	272
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	510	443
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	584	542
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	525	514
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(3)	400	407
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(3)	145	134
RCKT Mortgage Trust 2024-CES1, A1A 144A 6.025%, 2/25/44(3)(4)	458	458
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(3)	620	599
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(3)(4)	930	927
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(3)	590	592
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	306	294
		12,274

Total Asset-Backed Securities (Identified Cost $30,831)		30,391

Corporate Bonds and Notes—11.7%
Communication Services—0.2%
CCO Holdings LLC
144A 6.375%, 9/1/29(3)	54	51
144A 4.750%, 3/1/30(3)	250	217
CSC Holdings LLC 144A 11.750%, 1/31/29(3)	275	235
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	555	209
Sprint Capital Corp. 8.750%, 3/15/32	340	409
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(3)	75	74
		1,195

Consumer Discretionary—0.4%
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(3)	255	249
144A 5.950%, 10/15/33(3)	375	376
Ashton Woods USA LLC 144A 4.625%, 4/1/30(3)	605	541
Choice Hotels International, Inc. 5.850%, 8/1/34	185	182
Ford Motor Co. 3.250%, 2/12/32	286	236
Meritage Homes Corp. 144A 3.875%, 4/15/29(3)	341	314
Newell Brands, Inc. 6.375%, 9/15/27	330	325
	Par Value	Value

Consumer Discretionary—continued
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(3)	$ 230	$ 239
PetSmart, Inc. 144A 7.750%, 2/15/29(3)	165	161
Tapestry, Inc. 7.850%, 11/27/33	285	300
		2,923

Consumer Staples—0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	690	695
BAT Capital Corp. 7.750%, 10/19/32	645	725
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	225	209
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(3)	500	501
Pilgrim’s Pride Corp. 6.250%, 7/1/33	463	472
Post Holdings, Inc. 144A 6.250%, 2/15/32(3)	180	180
		2,782

Energy—1.4%
Blue Racer Midstream LLC 144A 7.250%, 7/15/32(3)	60	62
BP Capital Markets plc 4.875% (5)	800	754
Civitas Resources, Inc.
144A 8.625%, 11/1/30(3)	5	5
144A 8.750%, 7/1/31(3)	210	225
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(3)	230	235
144A 6.544%, 11/15/53(3)	165	174
144A 6.714%, 8/15/63(3)	55	58
CrownRock LP 144A 5.000%, 5/1/29(3)	270	268
Diamondback Energy, Inc. 5.900%, 4/18/64	385	372
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	240	222
Ecopetrol S.A. 8.875%, 1/13/33	230	237
Energy Transfer LP
Series G 7.125%(5)	120	119
Series H 6.500%(5)	290	286
EQM Midstream Partners LP 144A 6.375%, 4/1/29(3)	100	101
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	653
Genesis Energy LP 8.875%, 4/15/30	195	205
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	501
Nabors Industries Ltd. 144A 7.250%, 1/15/26(3)	305	309
Occidental Petroleum Corp. 6.125%, 1/1/31	300	307

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	$ 890	$ 936
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	30
Petroleos Mexicanos
6.500%, 3/13/27	240	229
7.690%, 1/23/50	560	404
Plains All American Pipeline LP 5.700%, 9/15/34	355	352
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	695	591
Transcanada Trust 5.600%, 3/7/82	600	544
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	305	278
Western Midstream Operating LP 5.250%, 2/1/50	345	302
		8,759

Financials—4.6%
AerCap Ireland Capital DAC 3.300%, 1/30/32	545	468
Allianz SE 144A 6.350%, 9/6/53(3)	400	412
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.522%, 8/15/53(4)	565	565
American Express Co. 5.625%, 7/28/34	715	716
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(3)	360	362
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	619
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(3)	346	334
Banco de Credito e Inversiones S.A. 144A 8.750% (3)(5)	200	210
Banco Mercantil del Norte S.A. 144A 6.625% (3)(5)	620	544
Bank of America Corp.
2.687%, 4/22/32	515	435
5.468%, 1/23/35	350	350
2.482%, 9/21/36	750	598
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	710	697
Barclays plc 7.437%, 11/2/33	355	390
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	340	310
BlackRock Funding, Inc. 5.250%, 3/14/54	390	377
Blackstone Private Credit Fund 2.625%, 12/15/26	313	286
Block, Inc. 144A 6.500%, 5/15/32(3)	235	238
Blue Owl Credit Income Corp. 4.700%, 2/8/27	284	270
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	555	462
BNSF Funding Trust I 6.613%, 12/15/55	380	380
	Par Value	Value

Financials—continued
BPCE S.A. 144A 7.003%, 10/19/34(3)	$ 535	$ 572
Brookfield Finance, Inc. 6.350%, 1/5/34	490	514
Capital One Financial Corp. 2.359%, 7/29/32	388	303
Charles Schwab Corp. (The)
6.136%, 8/24/34	340	354
Series H 4.000%(5)	535	457
Citigroup, Inc.
6.270%, 11/17/33	690	723
6.174%, 5/25/34	379	385
Citizens Bank N.A. 2.250%, 4/28/25	375	364
Citizens Financial Group, Inc. 5.841%, 1/23/30	26	26
Corebridge Financial, Inc. 6.875%, 12/15/52	680	686
CRH America Finance, Inc. 5.400%, 5/21/34	470	466
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	731
F&G Annuities & Life, Inc. 6.500%, 6/4/29	345	344
Fifth Third Bancorp 4.337%, 4/25/33	355	323
Foundry JV Holdco LLC 144A 6.400%, 1/25/38(3)	585	603
GGAM Finance Ltd. 144A 6.875%, 4/15/29(3)	265	270
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(3)	197	216
144A 7.950%, 10/15/54(3)	140	141
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	630	538
5.851%, 4/25/35	350	359
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(3)	450	441
HUB International Ltd. 144A 7.250%, 6/15/30(3)	65	67
Huntington Bancshares, Inc. 2.550%, 2/4/30	405	346
Icon Investments Six DAC 6.000%, 5/8/34	135	138
JPMorgan Chase & Co.
5.717%, 9/14/33	495	502
1.953%, 2/4/32	915	744
KeyCorp 6.401%, 3/6/35	600	608
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	490	459
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.626%, 4/20/67(4)	73	56
MetLife, Inc. Series G 3.850% (5)	350	339
Morgan Stanley
6.342%, 10/18/33	120	127
5.250%, 4/21/34	165	162
5.948%, 1/19/38	249	248

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
MSCI, Inc. 144A 3.625%, 9/1/30(3)	$ 792	$ 711
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.501%, 4/30/43(4)	319	319
NatWest Group plc 6.475%, 6/1/34	390	396
New Red Finance, Inc. 144A 6.125%, 6/15/29(3)	115	115
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(3)	200	206
Nomura Holdings, Inc. 5.783%, 7/3/34	390	389
Northern Trust Corp.
3.375%, 5/8/32(6)	345	326
6.125%, 11/2/32	95	100
Nuveen LLC 144A 5.850%, 4/15/34(3)	290	291
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(3)	35	35
Prudential Financial, Inc.
5.125%, 3/1/52	179	166
6.750%, 3/1/53	285	292
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(3)	410	408
Societe Generale S.A. 144A 6.066%, 1/19/35(3)	415	411
State Street Corp.
4.821%, 1/26/34	188	181
Series I 6.700%(5)	240	241
Synchrony Financial
4.875%, 6/13/25	90	89
3.700%, 8/4/26	134	128
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	560	508
Toronto-Dominion Bank (The) 8.125%, 10/31/82	550	570
UBS Group AG
144A 9.250%(3)(5)	35	39
144A 4.988%, 8/5/33(3)	550	525
Wells Fargo & Co.
Series BB 3.900%(5)	795	761
Series U 5.875%(4)(5)	205	204
Willis North America, Inc. 5.900%, 3/5/54	515	499
		29,545

Health Care—1.0%
Amgen, Inc.
5.250%, 3/2/33	264	263
5.650%, 3/2/53	187	184
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(3)	350	335
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(3)	60	61
CVS Health Corp. 5.875%, 6/1/53	543	520
	Par Value	Value

Health Care—continued
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	$ 975	$ 852
HCA, Inc. 5.250%, 6/15/49	415	370
Illumina, Inc. 2.550%, 3/23/31	540	446
IQVIA, Inc. 6.250%, 2/1/29	570	586
Medline Borrower LP 144A 6.250%, 4/1/29(3)	90	91
Par Pharmaceutical, Inc. 7.500%, 4/1/27(7)	185	—
Roche Holdings, Inc. 144A 5.218%, 3/8/54(3)	390	384
Royalty Pharma plc
2.150%, 9/2/31	265	212
5.400%, 9/2/34	210	204
3.350%, 9/2/51	330	211
Smith & Nephew plc 5.400%, 3/20/34	580	571
Universal Health Services, Inc. 2.650%, 1/15/32	565	461
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	315	305
Viatris, Inc.
2.300%, 6/22/27	131	120
4.000%, 6/22/50	160	108
144A 2.300%, 6/22/27(3)	1	1
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	375	341
		6,626

Industrials—1.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(3)	686	672
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	350	328
Avolon Holdings Funding Ltd.
144A 4.375%, 5/1/26(3)	420	408
144A 5.750%, 11/15/29(3)	285	283
Boeing Co. (The) 5.930%, 5/1/60	370	331
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(3)	546	471
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	630	533
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(3)	245	250
144A 7.000%, 6/15/32(3)	60	61
Hertz Corp. (The) 144A 4.625%, 12/1/26(3)(6)	550	399
L3Harris Technologies, Inc. 5.350%, 6/1/34	595	591
Masterbrand, Inc. 144A 7.000%, 7/15/32(3)	50	51
Regal Rexnord Corp. 6.400%, 4/15/33	709	725
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(3)	729	601

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
TransDigm, Inc. 144A 6.625%, 3/1/32(3)	$ 50	$ 50
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	277	281
Veralto Corp. 144A 5.450%, 9/18/33(3)	420	419
		6,454

Information Technology—0.4%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(3)	215	201
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(3)(6)	100	93
Gartner, Inc. 144A 3.750%, 10/1/30(3)	595	534
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(3)	35	36
Leidos, Inc. 2.300%, 2/15/31	385	317
Oracle Corp.
6.900%, 11/9/52	215	241
5.550%, 2/6/53	247	234
3.850%, 4/1/60	140	96
Viasat, Inc. 144A 5.625%, 9/15/25(3)	200	194
Vontier Corp. 2.950%, 4/1/31	640	532
		2,478

Materials—0.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	580	537
Berry Global, Inc. 144A 5.650%, 1/15/34(3)	655	640
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(3)	635	632
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	505	425
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(3)	200	213
Windsor Holdings III LLC 144A 8.500%, 6/15/30(3)	190	198
		2,645

Real Estate—0.5%
EPR Properties 4.750%, 12/15/26	520	503
GLP Capital LP
3.250%, 1/15/32	72	61
6.750%, 12/1/33	480	504
NNN REIT, Inc. 5.500%, 6/15/34	285	282
Sabra Health Care LP 3.200%, 12/1/31	620	515
Safehold GL Holdings LLC 6.100%, 4/1/34	625	617
VICI Properties LP
4.950%, 2/15/30	230	222
	Par Value	Value

Real Estate—continued
5.125%, 5/15/32	$ 350	$ 334
		3,038

Utilities—1.4%
AES Corp. (The) 7.600%, 1/15/55	280	283
Black Hills Corp. 6.150%, 5/15/34	570	581
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(3)	595	552
CMS Energy Corp. 4.750%, 6/1/50	735	673
Dominion Energy, Inc. Series B 7.000%, 6/1/54	605	629
Electricite de France S.A. 144A 6.900%, 5/23/53(3)	425	451
Enel Finance International N.V. 144A 7.500%, 10/14/32(3)	400	442
Entergy Corp. 7.125%, 12/1/54	590	585
Entergy Texas, Inc. 5.800%, 9/1/53	410	410
Exelon Corp. 5.600%, 3/15/53	495	476
Ferrellgas LP 144A 5.875%, 4/1/29(3)	505	465
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(3)	320	325
NGL Energy Operating LLC
144A 8.125%, 2/15/29(3)	65	66
144A 8.375%, 2/15/32(3)	110	112
Northern Natural Gas Co. 144A 5.625%, 2/1/54(3)	395	387
NRG Energy, Inc. 144A 7.000%, 3/15/33(3)	433	457
PacifiCorp 5.800%, 1/15/55	425	411
Puget Energy, Inc. 4.224%, 3/15/32	640	574
Southern Co. (The) Series 21-A 3.750%, 9/15/51	719	675
Vistra Corp. 144A 8.000% (3)(5)	255	257
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(3)	255	259
		9,070

Total Corporate Bonds and Notes (Identified Cost $77,891)		75,515

Leveraged Loans—2.6%
Aerospace—0.1%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.194%, 6/7/28(4)	114	114
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.075%, 10/20/27(4)	101	103

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.744%, 6/21/27(4)	$ 144	$ 147
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.194%, 2/1/28(4)	204	204
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.085%, 8/24/28(4)	185	186
		754

Chemicals—0.2%
INEOS U.S. Finance LLC Tranche B (1 month Term SOFR + 3.250%) 8.597%, 2/18/30(4)	573	569
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 9.208%, 2/5/27(4)	198	197
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.958%, 10/15/28(4)	79	79
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.958%, 12/31/29(4)	80	80
Starfruit Finco B.V. Tranche B (3 month Term SOFR + 3.500%) 8.826%, 4/3/28(4)	89	90
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.339%, 8/1/30(4)	273	274
		1,289

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month Term SOFR + 2.000%) 7.330%, 5/31/31(4)	60	60
Consumer Non-Durables—0.0%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.314%, 6/27/31(4)	115	114
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.579%, 7/31/28(4)	125	125
		239

Energy—0.1%
AL GCX Holdings LLC (1 month Term SOFR + 3.250%) 8.578%, 5/17/29(4)	45	45
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.086%, 12/21/28(4)	244	243
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.827%, 10/4/30(4)	55	55
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.441%, 10/5/28(4)	271	271
	Par Value	Value

Energy—continued
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.085%, 3/3/31(4)	$ 100	$ 100
		714

Financials—0.1%
Acrisure LLC 2024 (3 month Term SOFR + 3.250%) 8.594%, 11/6/30(4)	75	75
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.344%, 3/12/29(4)	212	213
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.594%, 7/29/30(4)	195	196
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.329%, 6/27/29(4)	60	59
Truist Insurance Holdings LLC (3 month Term SOFR + 3.250%) 8.585%, 5/6/31(4)	85	85
		628

Food / Tobacco—0.2%
Del Monte Foods, Inc. (3 month Term SOFR + 4.400%) 9.736%, 5/16/29(4)	307	234
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.694%, 1/29/27(4)	310	310
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.846%, 3/31/28(4)	444	444
		988

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 9.080%, 10/25/27(4)	80	80
Forest Prod / Containers—0.1%
Altium Packaging LLC 2024, Tranche B (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(4)	90	90
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.708%, 3/3/28(4)	324	323
		413

Gaming / Leisure—0.3%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 0.000%, 5/31/30(4)(8)	10	10
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.750%) 8.097%, 2/6/30(4)	114	114
Carnival Corp. 2027 (1 month Term SOFR + 2.750%) 8.094%, 8/8/27(4)	153	153
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 8.014%, 10/31/29(4)	190	190

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.250%) 7.585%, 11/25/30(4)	$ 283	$ 283
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 1.750%) 7.095%, 11/8/30(4)	220	220
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.585%, 8/1/30(4)	99	100
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.080%, 4/14/29(4)	133	133
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(4)	233	233
Wyndham Hotels & Resorts, Inc. (1 month Term SOFR + 1.750%) 7.094%, 5/24/30(4)	210	210
		1,646

Health Care—0.2%
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.708%, 9/29/28(4)	207	207
Concentra Health Services, Inc. Tranche B (1 month Term SOFR + 2.250%) 0.000%, 6/26/31(4)(8)	45	45
DaVita, Inc. 2019, Tranche B-1 (1 month Term SOFR + 2.000%) 7.344%, 5/9/31(4)	380	379
Medline Borrower LP
(1 month Term SOFR + 2.250%) 7.582%, 10/23/28(4)	40	40
Tranche B (1 month Term SOFR + 2.750%) 8.094%, 10/23/28(4)	218	218
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.694%, 4/20/29(4)	205	204
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.594%, 2/21/31(4)	399	398
Radnet Management, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.827%, 4/23/31(4)	55	55
		1,546

Housing—0.1%
84 Lumber Co. 2023, Tranche B-1 (1 month Term SOFR + 2.250%) 7.594%, 11/29/30(4)	64	65
Standard Industries, Inc. (1 month Term SOFR + 2.000%) 7.344%, 9/22/28(4)	238	238
		303

Information Technology—0.4%
Applied Systems, Inc. 2024, First Lien (3 month Term SOFR + 3.500%) 8.835%, 2/24/31(4)	386	389
	Par Value	Value

Information Technology—continued
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.335%, 1/31/31(4)	$ 120	$ 120
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.708%, 9/21/28(4)	244	243
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 8.585%, 7/6/29(4)	218	215
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.594%, 5/30/31(4)	142	143
Go Daddy Operating Co. LLC Tranche B-7 (1 month Term SOFR + 1.750%) 7.094%, 5/21/31(4)	25	25
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/31/31(4)	343	341
Open Text Corp. 2024 (1 month Term SOFR + 2.250%) 7.594%, 1/31/30(4)	133	134
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.944%, 10/9/29(4)	238	238
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.089%, 3/3/30(4)	287	288
UKG, Inc. Tranche B (1 month Term SOFR + 3.250%) 8.576%, 2/10/31(4)	217	218
		2,354

Manufacturing—0.1%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.899%, 10/8/27(4)	211	212
Gates Global LLC Tranche B-5 (1 month Term SOFR + 2.250%) 7.594%, 6/4/31(4)	275	275
		487

Media / Telecom - Broadcasting—0.0%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 8.958%, 1/23/29(4)	170	168
Media / Telecom - Cable/Wireless Video—0.2%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.594%, 9/18/30(4)	449	426
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.829%, 1/18/28(4)	299	287
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.708%, 8/2/29(4)	383	381
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.596%, 11/12/27(4)	203	201

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.943%, 1/31/28(4)	$ 285	$ 272
		1,567

Media / Telecom - Diversified Media—0.0%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.329%, 10/30/30(4)	140	140
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.406%, 4/11/29(4)	100	94
		234

Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.694%, 11/22/28(4)	499	496
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.094%, 8/18/30(4)	55	55
Retail—0.1%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(4)	335	334
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.585%, 10/28/30(4)	120	120
PetsMart LLC (1 month Term SOFR + 3.850%) 9.194%, 2/11/28(4)	199	198
		652

Service—0.2%
Asplundh Tree Expert LLC (1 month Term SOFR + 1.750%) 7.096%, 5/23/31(4)	125	125
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.835%, 4/20/29(4)	266	267
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 8.094%, 1/31/31(4)	30	30
GFL Environmental, Inc. 2024 (3 month Term SOFR + 2.000%) 7.321%, 6/27/31(4)	55	55
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(4)	189	189
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 8.097%, 11/23/28(4)	243	243
	Par Value	Value

Service—continued
Prime Security Services Borrower LLC 2024, Tranche B-1 (1-3 month Term SOFR + 2.250%) 7.579%, 10/13/30(4)	$ 315	$ 315
		1,224

Transportation - Automotive—0.0%
Clarios Global LP 2024 (1 month Term SOFR + 3.000%) 8.344%, 5/6/30(4)	174	174
Utilities—0.1%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.844%, 8/22/29(4)	108	109
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/17/31(4)	115	115
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 8.094%, 4/30/31(4)	50	50
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.094%, 1/27/31(4)	245	245
		519

Total Leveraged Loans (Identified Cost $16,606)		16,590

	Shares
Preferred Stocks—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	304(9)	300
MetLife, Inc. Series D, 5.875%(6)	277(9)	275
Truist Financial Corp. Series Q, 5.100%	460(9)	430
		1,005

Total Preferred Stocks (Identified Cost $1,042)		1,005

Common Stocks—62.5%
Communication Services—9.7%
Auto Trader Group plc	448,018	4,537
Baltic Classifieds Group plc	3,032,902	9,201
CTS Eventim AG & Co. KGaA	38,024	3,172
Dayamitra Telekomunikasi PT	78,600,000	3,096
Infrastrutture Wireless Italiane SpA	143,453	1,498
Meta Platforms, Inc. Class A	31,212	15,738
Netflix, Inc.(10)	10,950	7,390
oOh!media Ltd.	2,577,411	2,321
Rightmove plc	867,909	5,892
Trade Desk, Inc. (The) Class A(10)	99,239	9,693
		62,538

Consumer Discretionary—10.5%
Airbnb, Inc. Class A(10)	36,012	5,461
Allegro.eu S.A.(10)	458,745	4,296
Amazon.com, Inc.(10)	95,683	18,491
Home Depot, Inc. (The)	13,719	4,723

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Consumer Discretionary—continued
Marriott International, Inc. Class A	34,134	$ 8,252
MercadoLibre, Inc.(10)	3,212	5,279
Mercari, Inc.(10)	142,500	1,769
NIKE, Inc. Class B	59,287	4,468
O’Reilly Automotive, Inc.(10)	7,604	8,030
Ross Stores, Inc.	38,422	5,583
Victorian Plumbing Group plc	956,464	1,122
		67,474

Consumer Staples—1.9%
Anhui Gujing Distillery Co., Ltd. Class B	154,000	2,291
Estee Lauder Cos., Inc. (The) Class A	17,498	1,862
Heineken Malaysia Bhd	682,000	3,186
Monster Beverage Corp.(10)	95,619	4,776
		12,115

Energy—0.5%
Devon Energy Corp.	28,136	1,333
Pason Systems, Inc.	156,675	2,111
		3,444

Financials—8.0%
AJ Bell plc	1,036,762	4,974
Block, Inc. Class A(10)	52,041	3,356
Caixa Seguridade Participacoes S.A.	740,705	1,896
FinecoBank Banca Fineco SpA	325,053	4,846
Moltiply Group SpA	100,251	3,661
Mortgage Advice Bureau Holdings Ltd.	241,910	2,501
Nordnet AB publ	80,825	1,688
Progressive Corp. (The)	38,989	8,098
S&P Global, Inc.	9,463	4,221
Visa, Inc. Class A	62,588	16,428
		51,669

Health Care—5.1%
Danaher Corp.	20,928	5,229
Eli Lilly & Co.	10,812	9,789
Endo, Inc.(10)	1,791	49
Haw Par Corp., Ltd.	666,800	4,794
IDEXX Laboratories, Inc.(10)	5,220	2,543
Mettler-Toledo International, Inc.(10)	1,749	2,444
Zoetis, Inc. Class A	47,004	8,149
		32,997

Industrials—7.7%
CAE, Inc.(10)	142,619	2,649
Equifax, Inc.	18,661	4,525
Fair Isaac Corp.(10)	7,884	11,737
Haitian International Holdings Ltd.	1,259,694	3,581
Howden Joinery Group plc	361,740	4,017
Knorr-Bremse AG	35,706	2,726
MEITEC Group Holdings, Inc.	177,300	3,590
MTU Aero Engines AG	12,293	3,144
Paycom Software, Inc.	15,035	2,151
S-1 Corp.	60,602	2,553
	Shares	Value

Industrials—continued
Uber Technologies, Inc.(10)	124,448	$ 9,045
		49,718

Information Technology—16.0%
Accenture plc Class A	17,457	5,297
Alten S.A.	28,490	3,127
Amphenol Corp. Class A	216,106	14,559
BILL Holdings, Inc.(10)	44,643	2,349
Bouvet ASA	516,501	3,048
Cadence Design Systems, Inc.(10)	25,689	7,906
FDM Group Holdings plc	531,491	2,761
Gartner, Inc.(10)	7,004	3,145
MongoDB, Inc. Class A(10)	16,856	4,213
NVIDIA Corp.	243,668	30,103
Roper Technologies, Inc.	12,079	6,809
ServiceNow, Inc.(10)	5,773	4,541
Shopify, Inc. Class A(10)	80,033	5,286
Snowflake, Inc. Class A(10)	26,297	3,553
Workday, Inc. Class A(10)	31,020	6,935
		103,632

Materials—1.8%
Corp. Moctezuma SAB de C.V.	878,938	3,483
Ecolab, Inc.	24,305	5,785
Forterra plc	597,420	1,201
Ibstock plc	659,325	1,292
		11,761

Real Estate—1.3%
CoStar Group, Inc.(10)	74,118	5,495
Prologis, Inc.	24,037	2,700
		8,195

Total Common Stocks (Identified Cost $239,542)		403,543

Total Long-Term Investments—97.9% (Identified Cost $484,368)		632,092

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(11)	814,184	814
Total Short-Term Investment (Identified Cost $814)		814

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(11)(12)	564,225	$ 564
Total Securities Lending Collateral (Identified Cost $564)		564

TOTAL INVESTMENTS—98.1% (Identified Cost $485,746)		$633,470
Other assets and liabilities, net—1.9%		12,297
NET ASSETS—100.0%		$645,767

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $108,174 or 16.8% of net assets.
(4)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	This loan will settle after June 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	79%
United Kingdom	5
Italy	2
Germany	2
Lithuania	1
Brazil	1
Canada	1
Other	9
Total	100%
† % of total investments as of June 30, 2024.

As of June 30, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 0.000%, 5/23/31	$17	$17	$17	$—(1)

(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$37,124	$—	$37,124	$—
Foreign Government Securities	3,947	—	3,947	—
Mortgage-Backed Securities	63,977	—	63,977	—
Asset-Backed Securities	30,391	—	30,391	—
Corporate Bonds and Notes	75,515	—	75,515	—(1)
Leveraged Loans	16,590	—	16,590	—
Equity Securities:
Preferred Stocks	1,005	—	1,005	—
Common Stocks	403,543	403,494	49	—
Money Market Mutual Fund	814	814	—	—
Securities Lending Collateral	564	564	—	—
Total Investments	$633,470	$404,872	$228,598	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.